Inventories	6 Months Ended
Feb. 28, 2023
Inventories Abstract
Inventories

7.	Inventories

	February 28, 2023	August 31, 2022
Ore stockpile	$1,922	$2,643
Gold in circuit	1,032	210
Gold doré	92	253
Total precious metals inventories	3,046	3,106
Supplies	1,299	524
Total inventories	$4,345	$3,630